Property, plant & equipment - Summary of Premises and Equipment (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	[2]	Dec. 31, 2020 MXN ($)		Dec. 31, 2019 MXN ($)		Dec. 31, 2018 MXN ($)
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			$ 61,187	[1]	$ 61,942
Ending balance	$ 2,989		59,460		61,187	[1]	$ 61,942
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			106,224		102,998		125,000
Additions			9,655		10,324		9,917
Additions from business combinations			245		405		3,094
Transfer of completed projects in progress			0		0		0
Disposals			(3,175)		(3,749)		(1,612)
Effects of changes in foreign exchange rates			(5,608)		(6,099)		(6,259)
Changes in value on the recognition of inflation effects			1,824		2,345		4,760
Ending balance			109,165		106,224		102,998
Cost | Philippines disposal
Reconciliation of changes in property, plant and equipment [abstract]
Disposals							(31,902)
Accumulated Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			(45,037)		(41,056)		(49,173)
Depreciation for the year			(8,415)		(8,387)		(8,404)
Disposals			2,706		3,145		1,296
Effects of changes in foreign exchange rates			2,111		2,464		1,495
Changes in value on the recognition of inflation effects			(1,070)		(1,203)		(2,480)
Ending balance			(49,705)		(45,037)		(41,056)
Accumulated Depreciation | Philippines disposal
Reconciliation of changes in property, plant and equipment [abstract]
Disposals							16,210
Land
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			5,258		5,575
Ending balance			5,240		5,258		5,575
Land | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			5,258		5,575		9,865
Additions			0		4		31
Additions from business combinations			158		142		25
Transfer of completed projects in progress			4		(253)		504
Disposals			(13)		(1)		(50)
Effects of changes in foreign exchange rates			(255)		(323)		(388)
Changes in value on the recognition of inflation effects			88		114		242
Ending balance			5,240		5,258		5,575
Land | Cost | Philippines disposal
Reconciliation of changes in property, plant and equipment [abstract]
Disposals							(4,654)
Land | Accumulated Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			0		0		0
Depreciation for the year			0		0		0
Disposals			0		0		0
Effects of changes in foreign exchange rates			0		0		0
Changes in value on the recognition of inflation effects			0		0		0
Ending balance			0		0		0
Land | Accumulated Depreciation | Philippines disposal
Reconciliation of changes in property, plant and equipment [abstract]
Disposals							0
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			14,091		14,361
Ending balance			13,610		14,091		14,361
Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			18,746		18,775		20,729
Additions			104		27		8
Additions from business combinations			0		227		451
Transfer of completed projects in progress			721		508		304
Disposals			(29)		(35)		(71)
Effects of changes in foreign exchange rates			(1,182)		(1,122)		(1,089)
Changes in value on the recognition of inflation effects			293		366		814
Ending balance			18,653		18,746		18,775
Buildings | Cost | Philippines disposal
Reconciliation of changes in property, plant and equipment [abstract]
Disposals							(2,371)
Buildings | Accumulated Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			(4,655)		(4,414)		(4,616)
Depreciation for the year			(490)		(386)		(445)
Disposals			19		14		15
Effects of changes in foreign exchange rates			165		223		154
Changes in value on the recognition of inflation effects			(82)		(92)		(222)
Ending balance			(5,043)		(4,655)		(4,414)
Buildings | Accumulated Depreciation | Philippines disposal
Reconciliation of changes in property, plant and equipment [abstract]
Disposals							700
Machinery and Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			20,521		21,496
Ending balance			19,822		20,521		21,496
Machinery and Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			38,919		38,465		47,146
Additions			171		392		1,356
Additions from business combinations			87		50		1,500
Transfer of completed projects in progress			3,165		2,650		1,160
Disposals			(1,425)		(1,577)		(555)
Effects of changes in foreign exchange rates			(2,243)		(2,315)		(3,072)
Changes in value on the recognition of inflation effects			990		1,254		2,551
Ending balance			39,664		38,919		38,465
Machinery and Equipment | Cost | Philippines disposal
Reconciliation of changes in property, plant and equipment [abstract]
Disposals							(11,621)
Machinery and Equipment | Accumulated Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			(18,398)		(16,969)		(19,620)
Depreciation for the year			(2,828)		(2,862)		(2,880)
Disposals			1,125		1,049		497
Effects of changes in foreign exchange rates			854		1,013		312
Changes in value on the recognition of inflation effects			(595)		(629)		(1,403)
Ending balance			(19,842)		(18,398)		(16,969)
Machinery and Equipment | Accumulated Depreciation | Philippines disposal
Reconciliation of changes in property, plant and equipment [abstract]
Disposals							6,125
Refrigeration Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			9,378		9,757
Ending balance			8,343		9,378		9,757
Refrigeration Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			20,410		19,963		20,083
Additions			281		816		961
Additions from business combinations			0		(13)		537
Transfer of completed projects in progress			1,192		1,396		1,711
Disposals			(1,073)		(1,032)		(615)
Effects of changes in foreign exchange rates			(797)		(961)		(765)
Changes in value on the recognition of inflation effects			189		241		466
Ending balance			20,202		20,410		19,963
Refrigeration Equipment | Cost | Philippines disposal
Reconciliation of changes in property, plant and equipment [abstract]
Disposals							(2,415)
Refrigeration Equipment | Accumulated Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			(11,032)		(10,206)		(10,688)
Depreciation for the year			(2,148)		(2,211)		(2,086)
Disposals			989		966		579
Effects of changes in foreign exchange rates			464		583		244
Changes in value on the recognition of inflation effects			(132)		(164)		(338)
Ending balance			(11,859)		(11,032)		(10,206)
Refrigeration Equipment | Accumulated Depreciation | Philippines disposal
Reconciliation of changes in property, plant and equipment [abstract]
Disposals							2,083
Returnable Bottles
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			6,061		6,043
Ending balance			5,771		6,061		6,043
Returnable Bottles | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			16,153		14,749		21,532
Additions			2,613		2,581		2,888
Additions from business combinations			0		0		393
Transfer of completed projects in progress			57		360		3
Disposals			(561)		(1,056)		(312)
Effects of changes in foreign exchange rates			(629)		(833)		(251)
Changes in value on the recognition of inflation effects			291		352		612
Ending balance			17,924		16,153		14,749
Returnable Bottles | Cost | Philippines disposal
Reconciliation of changes in property, plant and equipment [abstract]
Disposals							(10,116)
Returnable Bottles | Accumulated Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			(10,092)		(8,706)		(13,422)
Depreciation for the year			(2,779)		(2,734)		(2,827)
Disposals			536		1,079		204
Effects of changes in foreign exchange rates			432		571		631
Changes in value on the recognition of inflation effects			(250)		(302)		(517)
Ending balance			(12,153)		(10,092)		(8,706)
Returnable Bottles | Accumulated Depreciation | Philippines disposal
Reconciliation of changes in property, plant and equipment [abstract]
Disposals							7,225
Investments in Fixed Assets in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			5,156		4,131
Ending balance			5,894		5,156		4,131
Investments in Fixed Assets in Progress | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			5,156		4,131		3,874
Additions			6,300		6,392		4,578
Additions from business combinations			0		0		145
Transfer of completed projects in progress			(5,187)		(5,004)		(3,722)
Disposals			(12)		0		0
Effects of changes in foreign exchange rates			(333)		(381)		(321)
Changes in value on the recognition of inflation effects			(30)		18		66
Ending balance			5,894		5,156		4,131
Investments in Fixed Assets in Progress | Cost | Philippines disposal
Reconciliation of changes in property, plant and equipment [abstract]
Disposals							(489)
Investments in Fixed Assets in Progress | Accumulated Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			0		0		0
Depreciation for the year			0		0		0
Disposals			0		0		0
Effects of changes in foreign exchange rates			0		0		0
Changes in value on the recognition of inflation effects			0		0		0
Ending balance			0		0		0
Investments in Fixed Assets in Progress | Accumulated Depreciation | Philippines disposal
Reconciliation of changes in property, plant and equipment [abstract]
Disposals							0
Leasehold Improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			417		203
Ending balance			358		417		203
Leasehold Improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			782		479		775
Additions			0		0		0
Additions from business combinations			0		7		2
Transfer of completed projects in progress			48		343		20
Disposals			(5)		(13)		(1)
Effects of changes in foreign exchange rates			(91)		(34)		(81)
Changes in value on the recognition of inflation effects			3		0		0
Ending balance			737		782		479
Leasehold Improvements | Cost | Philippines disposal
Reconciliation of changes in property, plant and equipment [abstract]
Disposals							(236)
Leasehold Improvements | Accumulated Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			(365)		(276)		(330)
Depreciation for the year			(40)		(108)		(35)
Disposals			1		9		1
Effects of changes in foreign exchange rates			31		12		11
Changes in value on the recognition of inflation effects			(6)		(2)		0
Ending balance			(379)		(365)		(276)
Leasehold Improvements | Accumulated Depreciation | Philippines disposal
Reconciliation of changes in property, plant and equipment [abstract]
Disposals							77
Other
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			305		376
Ending balance			422		305		376
Other | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			800		861		996
Additions			186		112		95
Additions from business combinations			0		(8)		41
Transfer of completed projects in progress			0		0		20
Disposals			(57)		(35)		(8)
Effects of changes in foreign exchange rates			(78)		(130)		(292)
Changes in value on the recognition of inflation effects			0		0		9
Ending balance			851		800		861
Other | Cost | Philippines disposal
Reconciliation of changes in property, plant and equipment [abstract]
Disposals							0
Other | Accumulated Depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance			(495)		(485)		(497)
Depreciation for the year			(130)		(86)		(131)
Disposals			36		28		0
Effects of changes in foreign exchange rates			165		62		143
Changes in value on the recognition of inflation effects			(5)		(14)		0
Ending balance			$ (429)		$ (495)		(485)
Other | Accumulated Depreciation | Philippines disposal
Reconciliation of changes in property, plant and equipment [abstract]
Disposals							$ 0

[1]	The Company initially adopted IFRS 16 on January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 3.18
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3